Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' equity
Schedule of share capital

	Number of common shares	Share capital
Balance at December 31, 2021	156,036,737	$1,253,013
Normal course issuer bid purchase of common shares	(351,144)	(2,819)
Balance at December 31, 2022	155,685,593	$1,250,194
Issuance of shares pursuant to the Maverix acquisition	45,097,390	491,111
Exercise of stock options	256,799	442
Issuance of shares upon exercise of warrants[1]	1,800,000	24,336
Normal course issuer bid purchase of common shares and ASPP	(1,485,820)	(16,903)
Balance at December 31, 2023	201,353,962	$1,749,180
1.	On April 12, 2023, the holder of 1,800,000 Triple Flag share warrants, exercised the warrants and acquired 1,800,000 Triple Flag shares at an exercise price of $9.11 per share.